CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital. CNY (¥)	Statutory reserves CNY (¥)	(Accumulated deficit)/ retained earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2018	¥ 94		¥ 6,830	¥ 844	¥ (1,131)	¥ (14)		¥ 6,623
Balance at the beginning (in shares) at Dec. 31, 2018 | shares	1,436,815,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)					47,748			47,748
Sharebased compensation			52,714					52,714
Appropriation to statutory reserves				156	(156)
Foreign currency translation adjustments						(805)		(805)
Balance at the end at Dec. 31, 2019	¥ 94		59,544	1,000	46,461	(819)		106,280
Balance at the end (in shares) at Dec. 31, 2019 | shares	1,436,815,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)					(128,101)			(128,101)
Sharebased compensation			929,098					929,098
Deemed settlement of amount due to Relx Inc.			600,000					600,000
Foreign currency translation adjustments						141		141
Others			1,215					1,215
Balance at the end at Dec. 31, 2020	¥ 94		1,589,857	1,000	(81,640)	(678)		¥ 1,508,633
Balance at the end (in shares) at Dec. 31, 2020 | shares	1,436,815,570							1,436,815,570	1,436,815,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)					2,024,713		¥ 3,411	¥ 2,028,124	$ 318,256
Sharebased compensation			223,345					223,345
Appropriation to statutory reserves				1,319	(1,319)
Foreign currency translation adjustments						(149,188)		(149,188)	$ (23,411)
Issuance of ordinary shares upon Initial Public Offering ("IPO")	¥ 9		10,034,956					10,034,965
Issuance of ordinary shares upon Initial Public Offering ("IPO") (in shares) | shares	133,975,000
Capital contribution from noncontrolling interests							389	389
Share-based awards to employees of Relx Inc.			325,447					325,447
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.			(292,582)		(32,865)			(325,447)
Shares reserved for future exercise of share-based awards due to share distribution | shares		(224,935,770)
Share repurchase		¥ (127,516)						¥ (127,516)
Share repurchase (in shares) | shares		(5,059,733)						(5,100,000)	(5,100,000)
Balance at the end at Dec. 31, 2021	¥ 103	¥ (127,516)	¥ 11,881,023	¥ 2,319	¥ 1,908,889	¥ (149,866)	¥ 3,800	¥ 13,518,752	$ 2,121,388
Balance at the end (in shares) at Dec. 31, 2021 | shares	1,570,790,570	(229,995,503)						1,570,790,570	1,570,790,570